SEGMENT REPORTING	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING	SEGMENT REPORTING
Overview
Effective January 1, 2022, our reportable segments changed as a result of a change in the way our Chief Executive Officer (our chief operating decision maker) manages our businesses, allocates resources and evaluates performance, and the related changes in our internal organization. We now report our operations through two new reportable segments: Servicer and Real Estate and Origination. In addition, we report Corporate and Others separately. Prior to the January 1, 2022 change in reportable segments, the Company operated with one reportable segment (total Company). 2021 and 2020 periods segment disclosures have been restated to conform to the 2022 presentation. See Note 25 for a description of our business segments.
Our business segments are based upon our organizational structure, which focuses primarily on the services offered, and are consistent with the internal reporting used by our Chief Executive Officer (our chief operating decision maker) to evaluate operating performance and to assess the allocation of our resources.
The Servicer and Real Estate segment provides loan servicers and real estate investors with solutions and technologies that span the mortgage and real estate lifecycle. The Origination segment provides originators with solutions and technologies that span the mortgage origination lifecycle. Corporate and Others includes Pointillist (sold on December 1, 2021), interest expense and costs related to corporate functions including executive, infrastructure and certain technology groups, finance, law, compliance, human resources, vendor management, facilities, risk management, as well as eliminations between reportable segments.
Revenue
Descriptions of our principal revenue generating activities are as follows:
Servicer and Real Estate
•For property preservation and inspection services and payment management technologies, we recognize transactional revenue when the service is provided.
•For vendor management transactions, we recognize revenue over the period during which we perform the services.
•For loan disbursement processing services, we recognize revenue over the period during which we perform the processing services with full recognition upon completion of the disbursements. For foreclosure trustee services, we recognize revenue over the period during which we perform the related services, with full recognition upon completion and/or recording the related foreclosure deed. We use judgment to determine the period over which we recognize revenue for certain of these services.
•For the real estate auction platform, real estate auction and real estate brokerage services, we recognize revenue on a net basis (i.e., the commission on the sale) as we perform services as an agent without assuming the risks and rewards of ownership of the asset and the commission earned on the sale is a fixed percentage or amount.
•For SaaS based technology to manage real estate owned (“REO”), we recognize revenue over the estimated average number of months the REO are on the platform. We generally recognize revenue for professional services over the contract period.
•For loan servicing technologies, we recognized revenue based on the number of loans on the system. We generally recognized revenue from professional services over the contract period.
•Reimbursable expenses revenue related to our property preservation and inspection services, our real estate sales and our title and foreclosure trustee services is included in revenue with an equal amount recognized in cost of revenue. These amounts are recognized on a gross basis, principally because generally we have control over selection of vendors and the vendor relationships are with us, rather than with our customers.
Origination
•For the majority of the services we provide, we recognize transactional revenue when the service is provided.
•For vendor management oversight software-as-a-service (“SaaS”) platform, we recognize revenue over the period during which we perform the services.
Corporate and Others
•For our customer journey analytics platform (sold on December 1, 2021), we recognized revenue primarily based on subscription fees. We recognized revenue associated with implementation services and maintenance services ratably over the contract term.
During the year ended December 31, 2021, Ocwen was our largest customer. Revenue from Ocwen as a percentage of segment and consolidated revenue was as follows:

	2021	2020

Servicer and Real Estate	49%	64%
Origination	—%	—%
Corporate and Others	—%	32%
Consolidated revenue	31%	54%
Disaggregation of Revenue
Disaggregation of total revenues by segment and major source is as follows:

	Twelve months ended December 31, 2021
(in thousands)	Revenue recognized when services are performed or assets are sold	Revenue related to technology platforms and professional services	Reimbursable expenses revenue	Total revenue

Servicer and Real Estate	$98,610	$9,180	$5,846	$113,636
Origination	59,245	42	709	59,996
Corporate and Others	—	4,821	—	4,821
Total revenue	$157,855	$14,043	$6,555	$178,453

	Twelve months ended December 31, 2020
(in thousands)	Revenue recognized when services are performed or assets are sold	Revenue related to technology platforms and professional services	Reimbursable expenses revenue	Total revenue

Servicer and Real Estate	$277,792	$13,797	$16,138	$307,727
Origination	54,189	97	147	54,433
Corporate and Others	103	3,284	—	3,387
Total revenue	$332,084	$17,178	$16,285	$365,547
Financial Information
Financial information for our segments is as follows:

	For the year ended December 31, 2021
(in thousands)	Servicer and Real Estate	Origination	Corporate and Others	Consolidated Altisource

Revenue	$113,636	$59,996	$4,821	$178,453
Cost of revenue	87,427	49,012	34,927	171,366
Gross profit (loss)	26,209	10,984	(30,106)	7,087
Selling, general and administrative expenses	12,557	5,702	48,790	67,049
Gain on sale of businesses	—	—	(88,930)	(88,930)
Income from operations	13,652	5,282	10,034	28,968
Total other income (expense), net	8	—	(13,691)	(13,683)

Income (loss) before income taxes and non-controlling interests	$13,660	$5,282	$(3,657)	$15,285

	For the year ended December 31, 2020
(in thousands)	Servicer and Real Estate	Origination	Corporate and Others	Consolidated Altisource

Revenue	$307,727	$54,433	$3,387	$365,547
Cost of revenue	206,501	42,839	55,854	305,194
Gross profit (loss)	101,226	11,594	(52,467)	60,353
Selling, general and administrative expenses	26,026	5,823	60,887	92,736
Restructuring charges	1,347	351	10,274	11,972
Income (loss) from operations	73,853	5,420	(123,628)	(44,355)
Total other income (expense), net	8	—	(13,359)	(13,351)

Income (loss) before income taxes and non-controlling interests	$73,861	$5,420	$(136,987)	$(57,706)

Total Assets
Total assets for our segments are as follows:

(in thousands)	Servicer and Real Estate	Origination	Corporate and Others	Consolidated Altisource

Total assets:
December 31, 2021	$61,832	$59,741	$136,235	$257,808
December 31, 2020	77,478	64,124	124,083	265,685
Goodwill
Changes in goodwill during the years ended December 31, 2021 and 2020 are summarized below:

(in thousands)	Servicer and Real Estate	Origination	Corporate and Others	Total

Balance as of January 1, 2020 and December 31, 2020	$30,681	$25,279	$17,889	$73,849
Write-off (1)	—	—	(17,889)	(17,889)

Balance as of December 31, 2021	$30,681	$25,279	$—	$55,960
______________________________________
(1)    During 2021, the Company sold its equity interest in Pointillist (See Note 4 for additional information) which had $17.9 million of goodwill attributed to it. The amount of goodwill attributable to Pointillist was based on the relative fair values of Pointillist and the Company excluding Pointillist. Pointillist was determined to be a business within the Company’s existing reporting unit.